Significant Transactions Schedule of Estimated Fair Value of Consideration Transferred after merger (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	0 Months Ended	9 Months Ended		12 Months Ended	3 Months Ended	6 Months Ended
	Jul. 09, 2013	Jul. 10, 2013 SoftBank Merger [Member]	Jul. 08, 2013 SoftBank Merger [Member]	Oct. 22, 2012 SoftBank Merger [Member]	Dec. 31, 2013 Successor [Member]	Mar. 31, 2013 Successor [Member] SoftBank Merger [Member]	Dec. 31, 2013 Successor [Member] SoftBank Merger [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		$ 16,640
Business Combination, Acquisition of Less than 100 Percent, Noncontrolling Interest, Fair Value		5,344
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	47	193
Business Combination, Consideration Transferred		22,177
Convertible Debt				3,100
Business combination, cost of acquired entity, additional partial cash paid		1,900
Business combination, consideration transferred and additional equity contributions		27,177
Business Combination, Acquisition Related Costs			$ 129		$ 100	$ 9	$ 97